UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCK - 69.9%
	AEROSPACE / DEFENSE - 3.4%
446	Embraer - ADR	$ 17,492
5,732	Exelis, Inc.	94,807
802	L3 Communications Holdings, Inc.	95,374
		207,673
	AGRICULTURE - 0.2%
157	Andersons Inc.	9,872

	AIRLINES - 1.1%
538	Alaska Air Group, Inc.	23,425
663	Southwest Airlines Co.	22,389
482	United Continental Holdings, Inc. *	22,553
		68,367
	APPAREL - 0.4%
421	Sketchers U.S.A., Inc. *	22,444

	BANKS - 1.9%
1,370	BBVA Banco Frances - ADR	17,700
9,452	Regions Financial Corp.	94,898
		112,598
	BIOTECHNOLOGY - 1.2%
689	Gilead Sciences, Inc. *	73,344

	BUILDING MATERIALS - 0.8%
475	Eagle Materials, Inc.	48,369

	CHEMICALS - 0.6%
1,326	Braskem. - ADR	17,463
408	Daqo New Energy Corp. - ADR*	17,466
		34,929
	COMMERCIAL SERVICES - 1.5%
4,125	WNS Holdings Ltd. - ADR *	92,854

	COMPUTERS - 0.7%
1,524	Super Micro Computer, Inc. *	44,836

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
1,290	Noah Holdings Ltd. - ADR *	17,312
692	World Acceptance Corp. *	46,710
		64,022
	ELECTRIC - 1.4%
612	Ameren Corp	23,458
449	American Electric Power Co, Inc.	23,442
2,802	Cia Energetica de Minas Gerais. - ADR	17,456
303	Entergy Corp.	23,431
		87,787

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	ELECTRICAL COMPOMENT & EQUIPMENT - 1.5%
5,380	Nidec Corp. - ADR	$ 91,030

	ELECTRONICS - 1.5%
7,055	Advantest Corp. - ADR	91,010

	ENERGY - ALTERNATE SOURCES - 0.3%
633	JinkoSolar Holding Co Ltd. - ADR *	17,401

	ENGINEERING & CONSTRUCTION - 2.3%
1,427	AECOM Technology Corp. *	48,161
1,637	Chicago Bridge & Iron Co.	94,700
836	URS Corp.	48,162
		191,023
	GAS - 0.4%
456	AGL Resources, Inc.	23,411

	HEALTHCARE - PRODUCTS - 0.8%
470	Edwards Lifesciences Corp. *	48,011

	HEALTHCARE - SERVICES - 3.7%
1,596	Amedisys, Inc. *	32,191
585	Gentiva Health Services, Inc. *	9,816
317	HCA Holdings, Inc. *	22,355
421	LHC Group, Inc.*	9,767
1,076	Tenet Healthcare Corp. *	63,904
214	Universal Health Services, Inc.	22,363
1,067	WellCare Health Plans, Inc. *	64,383
		224,779
	HOME FURNISHINGS - 1.7%
395	DTS, Inc. *	9,974
5,045	Sony Corp. - ADR	91,012
		100,986
	INSURANCE - 8.8%
2,224	Aspen Insurance Holdings Ltd.	95,121
1,999	Axis Capital Holdings Ltd.	94,613
461	Berkshire Hathaway, Inc. *	63,683
7,228	Genworth Fiancial, Inc. *	94,687
888	Lincoln National Corp.	47,579
459	Mercury General Corp.	22,404
205	Partnerre Ltd.	22,527
1,364	Protective Life Corp.	94,675
		535,289
	INTERNET - 1.1%
5,761	Dice Holdings, Inc. *	48,277
881	Perfect World Co. Ltd. - ADR	17,347
		65,624

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	INVESTMENT COMPANIES - 0.7%
442	Administradora de Fondos de Pensiones Provida. - ADR	$ 40,857

	IRON/STEEL - 1.4%
1,683	Allegheny Technologies, Inc.	62,439
647	United States Steel Corp.	25,343
		87,782
	MINING - 1.1%
1398	Alcoa, Inc.	22,494
1244	Century Aluminum Co. *	32,307
158	US Silica Holdings, Inc.	9,877
		64,678
	MISCELLANEOUS MANUFACTURING - 0.4%
481	Trinity Industries, Inc.	22,472

	OFFICE/BUSINESS EQUIPMENT - 1.5%
2786	Canon, Inc. - ADR	90,796

	OIL & GAS SERVICES - 2.2%
540	EQT Corp.	49,432
2,690	Petrobras Argentina. - ADR	17,593
2,106	Triangle Petroleum Corp. *	23,187
505	Valero Energy Corp.	23,366
938	WPX Energy, Inc.	22,568
		136,146
	PHARMACEUTICALS - 5.8%
271	Akorn, Inc. *	9,829
1,270	AstraZeneca PLC. - ADR	90,729
109	Mallinckrodt PLC. *	9,826
964	Novartis AG - ADR	90,741
2,053	Sagent Pharmaceuticals, Inc. *	63,848
350	Shire PLC. - ADR	90,668
		355,641
	REITS - 4.2%
3,636	Associated Estates Realty Corp.	63,666
10,798	Cedar Realty Trust, Inc.	63,708
6,417	Inland Real Estate Corp.	63,593
3,316	Mack-Cali Realty Corp.	63,369
		254,336
	RETAIL - 5.9%
5,105	Bloomin' Brands, Inc.	93,626
1,096	Cash America International, Inc.	48,005
33	Chipotle Mexican Grill, Inc.*	21,997
788	Dollar General Corp. *	48,155
651	Lithia Motors, Inc.	49,274
1,319	Urban Outfitters, Inc. *	48,407
1,710	Zumiez, Inc. *	48,051
		357,515

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares		Value
	SEMICONDUCTORS - 4.6%
2,707	Amkor Technology, Inc. *	$ 22,766
258	Avago Technologies Ltd.	22,446
3,085	Fairchild semiconductor International, Inc. *	47,910
645	Intel Corp.	22,459
845	OmniVision Technologies, Inc. *	22,359
10,575	ON Semiconductor Corp. *	94,541
851	Skyworks Solutions, Inc.	49,401
		281,882
	SHIPBUILDING - 0.4%
224	Huntington Ingalls Industries, Inc.	23,343

	SOFTWARE - 1.1%
859	Red hat, Inc. *	48,233
2,665	Shanda Games Ltd. - ADR *	17,429
		65,662
	TELECOMMUNICATIONS - 3.3%
275	Anixter International, Inc.	23,331
5,787	General Communication, Inc. *	63,136
1,316	Philippine Long Distance Telephone Co. - ADR	90,778
1,934	RF Micro Devices, Inc. *	22,318
		199,563
	TRUCKING & LEASING - 0.4%
305	Greenbrier Cos, Inc.	22,381

	TOTAL COMMON STOCK (Cost - $4,326,709)	4,258,713

	EXCHANGE TRADED FUNDS - 20.1%
	DEBT FUNDS - 12.6%
3,847	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	256,710
3,781	ProShares Ultra 20+ Year Treasury ETF	256,087
2,203	iShares 20+ Year Treasury Bond ETF	256,143
		768,940
	EQUITY FUNDS - 7.5%
963	Proshares Ultra QQQ	121,068
2,835	Proshares Ultra S&P500	333,850
		454,918

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,206,914)	1,223,858

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
171,347	AIM STIT - Liquid Assets Portfolio Institution Class 0.06% (a,b)	171,347
171,347	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)	171,347
	TOTAL SHORT-TERM INVESTMENTS (Cost - $342,694)	342,694

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Value
	TOTAL INVESTMENTS - 95.5% (Cost - $5,876,318) (b)			$5,825,265
	ASSETS LESS OTHER LIABILITIES - 4.5%			276,146
	NET ASSETS - 100.0%			$6,101,411

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2014.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $5,876,318 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 38,685
			Unrealized Depreciation:	(89,738)
			Net Unrealized Depreciation:	$ (51,053)

SHORT FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2014	Appreciation
(3)	S&P E-Mini Future	December-14	$ (294,825)	$ 1,500

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 17.8%
	ASSET ALLOCATION FUNDS - 7.0%
7,142	Advantage Dynamic Total Return Fund	$ 109,701
13,836	Bridgeway Managed Volatility Fund	191,767
11,825	MainStay Marketfield Fund	199,252
15,673	William Blair Macro Allocation Fund	205,943
		706,663
	EQUITY FUNDS - 10.8%
2,751	Diamond Hill Long-Short Fund	63,823
30,247	Madison Covered Call & Equity Income Fund	298,236
507	Nuveen Equity Long/Short Fund	15,879
12,756	PIMCO Equity Long/Short Fund	145,418
10,911	Schwab Hedged Equity Fund	205,687
15,843	Turner Medical Sciences Long/Short Fund	209,603
11,114	Virtus Dynamic AlphaSector Fund *	147,705
		1,086,351

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,795,507)	1,793,014

	EXCHANGE TRADED FUNDS - 68.5%
	ASSET ALLOCATION FUNDS - 5.2%
12,027	Wisdom Tree Managed Futures Strategy Fund *	524,437

	EQUITY FUNDS - 63.3%
10,822	Financial Select Sector SPDR Fund	250,746
3,259	First Trust NASDAQ-100 Technology Index Fund	62,247
877	First Trust NASDAQ Clean Edge Green Energy Index Fund	36,089
9,076	First Trust North American Energy Infrastructure Fund	246,413
1,256	First Trust NYSE Arca Biotechnology Index Fund *	115,276
14,306	Guggenheim Frontier Markets ETF	237,909
602	Guggenheim Solar ETF	24,471
2,481	iShares China Large-Cap ETF	94,973
916	iShares Cohen & Steers REIT ETF	77,375
3,224	iShares Global Infrastructure ETF	136,794
1,150	iShares Global Tech ETF	105,098
4,380	iShares MSCI Emerging Markets Minimum Volatility ETF	261,924
1,254	iShares MSCI Mexico Capped ETF	86,187
3,660	iShares MSCI Philippines ETF	139,300
469	iShares MSCI Poland Capped ETF	13,320
1,409	iShares MSCI Thailand Capped ETF	118,116
921	iShares North American Tech ETF	90,060
1,782	iShares Real Estate 50 ETF	75,254
3,087	iShares U.S. Basic Materials ETF	265,698
607	iShares U.S. Financial Services ETF	52,232
3,746	iShares U.S. Insurance ETF	176,511
1,333	iShares US Pharmaceuticals ETF	187,087
1,313	iShares US Real Estate ETF	90,860
262	iShares US Regional Banks ETF	8,683
910	iShares US Technology ETF	91,692
465	Market Vectors Biotech ETF	49,216
463	Market Vectors Egypt Index ETF	33,466

	Quantified Alternative Investment Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2014
Shares				Value
	EQUITY FUNDS - 63.3% (Continued)
1,176	Market Vectors Semiconductor ETF			$ 60,082
10,573	Market Vectors Uranium+Nuclear Energy ETF			537,320
3,972	Market Vectors Vietnam ETF			86,987
7,520	Materials Select Sector SPDR Fund			372,917
871	PowerShares DWA Basic Materials Momentum Portfolio			48,088
1,013	PowerShares Dynamic Biotechnology & Genome Portfolio *			46,821
3,216	PowerShares Global Clean Energy Portfolio			41,486
2,151	PowerShares India Portfolio			46,612
569	PowerShares WilderHill Clean Energy Portfolio			3,602
1,145	ProShares RAFI Long/Short			48,147
10,031	Proshares Short Real Estate *			231,515
1,721	Schwab U.S. REIT ETF			58,617
730	SPDR Dow Jones REIT ETF			58,254
1,368	SPDR S&P Emerging Asia Pacific ETF			114,625
1,499	SPDR S&P Emerging Markets SmallCap ETF			71,922
1,783	SPDR S&P Global Infrastructure ETF			86,689
4,068	SPDR S&P Insurance ETF			256,121
3,118	SPDR S&P Pharmaceuticals ETF			330,539
7,132	Technology Select Sector SPDR Fund			284,638
175	Vanguard FTSE Emerging Markets ETF			7,299
960	Vanguard Information Technology ETF			96,077
572	Vanguard Materials ETF			62,994
468	WisdomTree Emerging Markets SmallCap Dividend Fund			21,631
787	WisdomTree Global ex-US Real Estate Fund			22,288
11,179	Yorkville High Income Infrastructure MLP ETF			255,887
				6,378,155

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,465,438)			6,902,592

	SHORT-TERM INVESTMENTS - 7.6%
	MONEY MARKET FUNDS - 7.6%
383,986	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a)			383,986
383,986	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)			383,986
	TOTAL SHORT-TERM INVESTMENTS (Cost - $767,972)			767,972

	TOTAL INVESTMENTS - 93.8% (Cost - $9,542,489) (b)			$ 9,463,578
	OTHER ASSETS LESS LIABILITIES - 6.2%			620,949
	NET ASSETS - 100.0%			$ 10,084,527

*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2014
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,542,489 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 50,265
			Unrealized Depreciation:	(129,176)
		Net Unrealized Depreciation:		$ (78,911)

	LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2014	Depreciation
11	NASDAQ 100E-Mini Future	December-14	$ 889,845	$ (4,799)
3	S&P E-Mini Future	December-14	294,825	(1,658)
				$ (6,457)

Quantified Managed Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares				Value
	EXCHANGE TRADED FUNDS - 85.0%
	DEBT FUNDS - 85.0%
26,012	iShares 7-10 Year Treasury Bond ETF			$ 2,695,363
13,455	iShares Core U.S. Aggregate Bond ETF			1,468,075
6,685	iShares Intermediate Credit Bond ETF			730,737
10,916	iShares JP Morgan USD Emerging Markets Bond ETF			1,231,871
39,165	iShares National AMT-Free Muni Bond ETF			4,295,225
29,759	iShares US Preferred Stock ETF			1,176,076
25,905	Market Vectors High Yield Municipal Index ETF			796,579
47,163	Peritus High Yield ETF			2,364,281
26,358	Pimco Total Return ETF			2,861,952
44,069	PowerShares Build America Bond Portfolio			1,306,646
27,213	PowerShares Emerging Markets Sovereign Debt Portfolio			774,482
81,295	PowerShares Preferred Portfolio			1,175,526
20,120	ProShares Ultra 20+ Year Treasury			1,362,728
8,925	SPDR Barclays High Yield Bond ETF			358,606
162,577	SPDR Nuveen Barclays Municipal Bond ETF			3,901,848
13,260	SPDR Nuveen Barclays Short Term Municipal Bond ETF			323,676
1,964	Vanguard Extended Duration Treasury ETF			214,960
42,786	Vanguard Total Bond Market ETF			3,505,457
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,566,301)			30,544,088

	SHORT - TERM INVESTMENTS - 3.0%
	MONEY MARKET FUNDS - 3.0%
538,239	AIM STIT - Liquid Assets Portfolio Institutional Class 0.06% (a)			538,239
538,239	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)			538,239
	TOTAL SHORT - TERM INVESTMENTS (Cost - $1,076,478)			1,076,478

	TOTAL INVESTMENTS - 88.0% (Cost - $31,642,779) (b)			$ 31,620,566
	ASSETS LESS OTHER LIABILITIES - 12.0%			4,292,782
	NET ASSETS - 100.0%			$ 35,913,348

	ETF - Exchange Traded Fund
(a)	Variable rate security; the rate shown represents the rate at September 30, 2014
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $31,858,611 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appeciation:	$ 107,051
			Unrealized Depeciation:	(345,096)
		Net Unrealized Depeciation:		$ (238,045)
	SHORT FUTURES CONTRACTS

No. of Contracts	Name	Expiration	Notional Value at September 30, 2014	Unrealized Depreciation
(24)	Ultra Long Term U.S. Treasury Bond	Dec-14	$ (3,660,000)	$ (5,250)

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 97.7%
	EQUITY FUNDS - 97.7%
12,699	Direxion Daily Brazil Bull 3X Shares	$ 213,470
291,524	Direxion Daily Emerging Markets Bull 3X Shares *	7,830,335
32,309	Direxion Daily Energy Bull 3X Shares *	3,099,402
14,286	Direxion Daily India Bull 3x Shares *	1,305,383
11,144	Direxion Daily Latin America Bull 3X Shares *	220,763
18,267	Direxion Daily Mid Cap Bull 3X Shares	1,520,947
24,050	Direxion Daily Natural Gas Related Bull 3X Shares*	572,390
41,309	Direxion Daily Real Estate Bull 3x Shares *	2,222,011
28,107	Direxion Daily Semiconductors Bull 3x Shares*	3,194,923
25,559	Direxion Daily Technology Bull 3X Shares *	3,225,035
36,030	First Trust Morningstar Dividend Leaders Index	843,102
42,712	Global X MSCI Colombia ETF	780,348
25,052	Guggenheim Defensive Equity ETF	941,705
8,883	Guggenheim S&P 500 Pure Growth ETF	685,768
90,427	Guggenheim S&P 500 Pure Value ETF	4,780,875
59,637	iShares Cohen & Steers REIT ETF	5,037,537
58,611	iShares MSCI Brazil Capped ETF	2,546,648
99,963	iShares MSCI Emerging Markets ETF	4,154,462
18,963	iShares MSCI Thailand Capped ETF	1,589,668
28,085	iShares PHLX Semiconductor ETF	2,439,182
60,728	iShares Russell Mid-Cap Value ETF	4,250,960
6,520	iShares S&P 500 Growth ETF	696,466
78,908	iShares US Real Estate ETF	5,460,434
86,790	iShares US Technology ETF	8,744,960
56,178	Market Vectors India Small-Cap Index ETF	2,479,697
54,706	Market Vectors Oil Service ETF	2,713,965
110,665	Market Vectors Semiconductor ETF	5,653,875
64,737	ProShares Ultra Dow30	7,967,830
65,246	ProShares Ultra MidCap400 *	4,284,052
4,518	ProShares Ultra MSCI Emerging Markets *	335,462
18,616	ProShares Ultra Oil & Gas	1,354,872
13,549	ProShares Ultra QQQ	1,703,380
22,280	ProShares Ultra Real Estate	1,888,230
14,184	ProShares Ultra S&P500	1,670,308
12,014	ProShares Ultra Semiconductors	998,964
22,111	ProShares Ultra Technology	3,147,280
13,170	ProShares UltraPro Dow30	1,633,475
5,119	ProShares UltraPro MidCap400 *	500,536
83,742	SPDR S&P Oil & Gas Exploration & Production ETF	5,763,962
42,959	SPDR S&P Semiconductor ETF	3,153,620
6,740	Vanguard Growth ETF	671,776
	TOTAL EXCHANGE TRADED FUNDS (Cost - $116,092,376)	112,278,058

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUNDS - 2.9%
1,665,137	AIM STIT - Liquid Assets Portfolio Institution Class 0.06% (a)	1,665,137
1,665,137	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)	1,665,138
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,330,275)	3,330,275

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
		Value
	TOTAL INVESTMENTS - 100.6% (Cost - $119,422,651) (b)	$115,608,333
	LIABILITIES LESS OTHER ASSETS - (0.6) %	(695,802)
	NET ASSETS - 100.0%	$114,912,531

	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2014
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $119,422,651 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,304,487
	Unrealized Depreciation:	(6,118,805)
	Net Unrealized Depreciation:	$ (3,814,318)

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 30,544,088	$ -	$ -	$ 30,544,088
Short-Term Investments	1,076,478	-	-	1,076,478
Total Assets	$ 31,620,566	$ -	$ -	$ 31,620,566
Liabilities - Derivatives
Futures Contracts	$ (5,250)	$ -	$ -	$ (5,250)

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 4,258,713	$ -	$ -	$ 4,258,713
Exchange Traded Funds	1,223,858	-	-	1,223,858
Short-Term Investments	342,694	-	-	342,694
Derivatives
Futures Contracts	1,500	-	-	1,500
Total Assets	$ 5,826,765	$ -	$ -	$ 5,826,765

QUANTIFIED MARKET LEADERS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 112,278,058	$ -	$ -	$ 112,278,058
Short-Term Investments	3,330,275	-	-	3,330,275
Total Investments	$ 115,608,333	$ -	$ -	$ 115,608,333

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
QUANTIFIED ALTERNATIVE INVESTMENT FUND *
Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 1,793,014	$ -	$ -	$ 1,793,014
Exchange Traded Funds	6,902,592	-	-	6,902,592
Short-Term Investments	767,972	-	-	767,972
Total Assets	$ 9,463,578	$ -	$ -	$ 9,463,578
Liabilities - Derivatives
Futures Contracts	$ (6,457)	$ -	$ -	$ (6,457)

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective.   Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract.  If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recorded in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments as of September 30, 2014 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for each fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

11/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

11/26/14

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

11/26/14